Insurance Contracts	12 Months Ended
Dec. 31, 2024
Various Types of Insurance [Abstract]
Insurance Contracts
38. Insurance Contracts
38.1 Details of insurance contract assets and insurance contract liabilities as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	219,782	￦	9,858	￦	—	￦	—
Insurance contract liabilities		12,184,805		449,459		6,992,772		6,565,561		—		20,429,882		1,505,850		2,224,924		264,737

Net insurance contract liabilities	￦	12,184,805	￦	449,459	￦	6,992,772	￦	6,565,561	￦	—	￦	20,210,100	￦	1,495,992	￦	2,224,924	￦	264,737

Reinsurance contract assets	￦	455	￦	(90)	￦	—	￦	—	￦	5,545	￦	442,280	￦	957,040	￦	10,513	￦	226,689
Reinsurance contract liabilities		14,913		17,275		—		—		—		—		3,842		—		—

Net reinsurance contract assets (liabilities)	￦	(14,458)	￦	(17,365)	￦	—	￦	—	￦	5,545	￦	442,280	￦	953,198	￦	10,513	￦	226,689

	December 31, 2024
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	265,762	￦	10,429	￦	—	￦	—
Insurance contract liabilities		14,687,315		579,725		7,431,564		6,644,117		—		22,838,534		1,327,191		2,145,366		209,889

Net insurance contract liabilities	￦	14,687,315	￦	579,725	￦	7,431,564	￦	6,644,117	￦	—	￦	22,572,772	￦	1,316,762	￦	2,145,366	￦	209,889

Reinsurance contract assets	￦	81	￦	—	￦	—	￦	—	￦	2,442	￦	492,051	￦	831,272	￦	6,953	￦	164,348
Reinsurance contract liabilities		18,022		16,265		—		—		—		122		21,857		—		—

Net reinsurance contract assets (liabilities)	￦	(17,941)	￦	(16,265)	￦	—	￦	—	￦	2,442	￦	491,929	￦	809,415	￦	6,953	￦	164,348

38.2 Changes in insurance and reinsurance contract liabilities
38.2.1 Changes in insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
Beginning	￦	40,174,308	￦	272,629	￦	1,981,290	￦	42,428,227
Insurance revenue		(6,232,135)		—		—		(6,232,135)
Insurance service expenses
Insurance claims and expenses		—		(18,663)		4,505,137		4,486,474
Amortization of insurance acquisition cash flows		206,367		—		—		206,367
Changes in fulfillment cash flows relating to incurred claims		—		—		(47,991)		(47,991)
Losses on onerous contracts and reversals		—		280,872		—		280,872
Other insurance service expenses		3,791		—		—		3,791
Insurance service result		(6,021,977)		262,209		4,457,146		(1,302,622)
Insurance finance income and expenses		4,937,386		5,275		50,296		4,992,957
Investment components		(5,233,167)		—		5,233,167		—
Cashflow
Premiums received		12,118,916		—		—		12,118,916
Insurance acquisition cash flows		(2,243,231)		—		—		(2,243,231)
Incurred claims and expenses		—		—		(6,796,305)		(6,796,305)
Other cashflow		—		—		(2,795,316)		(2,795,316)
Total cashflow		9,875,685		—		(9,591,621)		284,064
Other		71		—		—		71

Ending	￦	43,732,306	￦	540,113	￦	2,130,278	￦	46,402,697

(In millions of Korean won)	2024
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
Beginning	￦	43,732,306	￦	540,113	￦	2,130,278	￦	46,402,697
Insurance revenue		(6,771,649)		—		—		(6,771,649)
Insurance service expenses
Insurance claims and expenses		—		(44,783)		4,939,938		4,895,155
Amortization of insurance acquisition cash flows		294,733		—		—		294,733
Changes in fulfillment cash flows relating to incurred claims		—		—		(190,946)		(190,946)
Losses on onerous contracts and reversals		—		174,282		—		174,282
Other insurance service expenses		129		—		—		129
Insurance service result		(6,476,787)		129,499		4,748,992		(1,598,296)
Insurance finance income and expenses		6,091,991		20,987		54,062		6,167,040
Investment components		(5,265,357)		—		5,265,357		—
Cashflow
Premiums received		13,777,045		—		—		13,777,045
Insurance acquisition cash flows		(2,815,098)		—		—		(2,815,098)
Incurred claims and expenses		—		—		(7,017,862)		(7,017,862)
Other cashflow		—		—		(3,000,166)		(3,000,166)
Total cashflow		10,961,947		—		(10,018,028)		943,919
Other		134		—		—		134

Ending	￦	49,044,234	￦	690,599	￦	2,180,661	￦	51,915,494

38.2.2 Changes in insurance contract liabilities (assets) applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	1,839,419	￦	1,300	￦	1,941,475	￦	78,709	￦	3,860,903
Insurance revenue		(4,090,221)		—		—		—		(4,090,221)
Insurance service expenses
Insurance claims and expenses		—		—		3,545,909		55,663		3,601,572
Amortization of insurance acquisition cash flows		449,062		—		—		—		449,062
Changes in fulfillment cash flows relating to incurred claims		—		—		(226,333)		(39,009)		(265,342)
Losses on onerous contracts and reversals		—		807		—		—		807
Other insurance service expenses		4,956		—		—		—		4,956
Insurance service result		(3,636,203)		807		3,319,576		16,654		(299,166)
Insurance finance income and expenses		(2,047)		—		13,943		1,005		12,901
Investment components		—		—		—		—		—
Cashflow
Premiums received		4,176,452		—		—		—		4,176,452
Insurance acquisition cash flows		(455,528)		—		—		—		(455,528)
Incurred claims and expenses		—		—		(3,323,187)		—		(3,323,187)
Other cashflow		—		—		—		—		—
Total cashflow		3,720,924		—		(3,323,187)		—		397,737
Other		11,238		—		1,973		67		13,278

Ending	￦	1,933,331	￦	2,107	￦	1,953,780	￦	96,435	￦	3,985,653

(In millions of Korean won)	2024
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	1,933,331	￦	2,107	￦	1,953,780	￦	96,435	￦	3,985,653
Insurance revenue		(4,245,506)		—		—		—		(4,245,506)
Insurance service expenses
Insurance claims and expenses		—		—		3,370,974		32,254		3,403,228
Amortization of insurance acquisition cash flows		468,844		—		—		—		468,844
Changes in fulfillment cash flows relating to incurred claims		—		—		(123,122)		(45,089)		(168,211)
Losses on onerous contracts and reversals		—		3,673		—		—		3,673
Other insurance service expenses		3,281		—		—		—		3,281
Insurance service result		(3,773,381)		3,673		3,247,852		(12,835)		(534,691)
Insurance finance income and expenses		13,011		—		48,140		4,948		66,099
Investment components		(15,439)		—		15,439		—		—
Cashflow
Premiums received		4,255,795		—		—		—		4,255,795
Insurance acquisition cash flows		(478,578)		—		—		—		(478,578)
Incurred claims and expenses		—		—		(3,659,534)		—		(3,659,534)
Other cashflow		—		—		—		—		—
Total cashflow		3,777,217		—		(3,659,534)		—		117,683
Other		12,930		—		22,579		1,763		37,272

Ending	￦	1,947,669	￦	5,780	￦	1,628,256	￦	90,311	￦	3,672,016

38.2.3 Changes in reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Liability for Remaining Coverage						Total
	Other than Loss-recovery Component		Loss-recovery Component		Liability for Incurred Claims
Beginning	￦	(1,289)	￦	24,149	￦	320,357	￦	343,217
Allocation of Reinsurance Premiums		(158,698)		—		—		(158,698)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,554)		129,701		127,147
Changes in fulfillment cash flows relating to incurred claims		—		—		4,519		4,519
Recovery from loss recovery component and reversals		—		51,439		—		51,439
Reinsurance service result		(158,698)		48,885		134,220		24,407
Reinsurance finance income and expenses		43,712		788		2,765		47,265
Effect of changes in exchange rate		4		(1)		—		3
Effect of changes in credit default risk of reinsurer		161		—		138		299
Total reinsurance finance income and expenses		43,877		787		2,903		47,567
Investment components		(435,701)		—		435,701		—
Cashflow
Reinsurance Premiums Paid		498,995		—		—		498,995
Amounts recovered from reinsurer		—		—		(501,075)		(501,075)
Total cashflow		498,995		—		(501,075)		(2,080)
Other		—		—		—		—

Ending	￦	(52,816)	￦	73,821	￦	392,106	￦	413,111

(In millions of Korean won)	2024
	Liability for Remaining Coverage						Total
	Other than Loss-recovery Component		Loss-recovery Component		Liability for Incurred Claims
Beginning	￦	(52,816)	￦	73,821	￦	392,106	￦	413,111
Allocation of Reinsurance Premiums		(218,453)		—		—		(218,453)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,511)		194,879		192,368
Changes in fulfillment cash flows relating to incurred claims		—		—		(16,953)		(16,953)
Recovery from loss recovery component and reversals		—		21,764		—		21,764
Reinsurance service result		(218,453)		19,253		177,926		(21,274)
Reinsurance finance income and expenses		27,452		2,185		4,162		33,799
Effect of changes in exchange rate		(111)		17		—		(94)
Effect of changes in credit default risk of reinsurer		141		—		9		150
Total reinsurance finance income and expenses		27,482		2,202		4,171		33,855
Investment components		(435,632)		—		435,632		—
Cashflow
Reinsurance Premiums Paid		666,604		—		—		666,604
Amounts recovered from reinsurer		—		—		(634,257)		(634,257)
Total cashflow		666,604		—		(634,257)		32,347
Other		—		—		—		—

Ending	￦	(12,815)	￦	95,276	￦	375,578	￦	458,039

38.2.4 Changes in reinsurance contract assets (liabilities) applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss-recovery Component		Loss-recovery Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	12,516	￦	229	￦	1,066,910	￦	30,022	￦	1,109,677
Reinsurance service expenses		(679,353)		—		—		—		(679,353)
Reinsurance service income
Reinsurance claims and expenses		4,485		—		665,538		29,797		699,820
Changes in fulfillment cash flows relating to incurred claims		—		—		(187,486)		(12,475)		(199,961)
Recovery from loss recovery component and reversals		—		151		—		—		151
Reinsurance service result		(674,868)		151		478,052		17,322		(179,343)
Reinsurance finance income and expenses		750		—		(4,247)		(455)		(3,952)
Effect of changes in exchange rate		(1,736)		—		6,033		—		4,297
Effect of changes in credit default risk of reinsurer		(43)		—		(20,273)		—		(20,316)
Total reinsurance finance income and expenses		(1,029)		—		(18,487)		(455)		(19,971)
Investment components		(3,723)		—		3,723		—		—
Cashflow
Reinsurance Premiums Paid		785,809		—		—		—		785,809
Amounts recovered from reinsurer		—		—		(496,962)		—		(496,962)
Total cashflow		785,809		—		(496,962)		—		288,847
Other		(6,171)		—		365		(113)		(5,919)

Ending	￦	112,534	￦	380	￦	1,033,601	￦	46,776	￦	1,193,291

(In millions of Korean won)	2024
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss-recovery Component		Loss-recovery Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	112,534	￦	380	￦	1,033,601	￦	46,776	￦	1,193,291
Reinsurance service expenses		(703,809)		—		—		—		(703,809)
Reinsurance service income
Reinsurance claims and expenses		2,816		—		329,207		8,854		340,877
Changes in fulfillment cash flows relating to incurred claims		—		—		(76,406)		(23,188)		(99,594)
Recovery from loss recovery component and reversals		—		574		—		—		574
Reinsurance service result		(700,993)		574		252,801		(14,334)		(461,952)
Reinsurance finance income and expenses		425		—		(78,147)		3,108		(74,614)
Effect of changes in exchange rate		8,161		—		41,005		20		49,186
Effect of changes in credit default risk of reinsurer		18		—		24,009		—		24,027
Total reinsurance finance income and expenses		8,604		—		(13,133)		3,128		(1,401)
Investment components		(16,003)		—		16,003		—		—
Cashflow
Reinsurance Premiums Paid		678,583		—		—		—		678,583
Amounts recovered from reinsurer		—		—		(441,280)		—		(441,280)
Total cashflow		678,583		—		(441,280)		—		237,303
Other		6,723		—		8,128		750		15,601

Ending	￦	89,448	￦	954	￦	856,120	￦	36,320	￦	982,842

38.3 Changes in components of insurance and reinsurance Liability
38.3.1 Changes in components of insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	27,291,670	￦	1,475,440	￦	13,661,117	￦	42,428,227
Future service related changes:
Changes in estimations adjusting contractual service margin		1,412,517		22,145		(1,434,662)		—
Losses on onerous contracts and reversals		219,891		27,494		—		247,385
Effect of new contracts		(2,690,035)		251,886		2,471,636		33,487
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,271,662)		(1,271,662)
Changes in risk adjustment due to release of risk		—		(186,989)		—		(186,989)
Experience adjustment		(76,853)		—		—		(76,853)
Past period service related changes:
Changes in fulfillment cash flows relating to incurred claims		(15,528)		(32,462)		—		(47,990)
Insurance service result		(1,150,008)		82,074		(234,688)		(1,302,622)
Insurance finance income and expenses		4,444,751		116,213		431,993		4,992,957
Cashflow for the period:
Premiums received		12,118,916		—		—		12,118,916
Insurance acquisition cash flows		(2,243,231)		—		—		(2,243,231)
Incurred claims and expenses		(6,796,305)		—		—		(6,796,305)
Other cashflow		(2,795,316)		—		—		(2,795,316)
Total cashflow		284,064		—		—		284,064
Other		71		—		—		71

Ending	￦	30,870,548	￦	1,673,727	￦	13,858,422	￦	46,402,697

(In millions of Korean won)	2024
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	30,870,548	￦	1,673,727	￦	13,858,422	￦	46,402,697
Future service related changes:
Changes in estimations adjusting contractual service margin		1,506,457		31,292		(1,537,734)		15
Losses on onerous contracts and reversals		87,130		13,314		—		100,444
Effect of new contracts		(2,682,862)		323,077		2,433,624		73,839
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,279,258)		(1,279,258)
Changes in risk adjustment due to release of risk		—		(187,399)		—		(187,399)
Experience adjustment		(114,992)		—		—		(114,992)
Past period service related changes:
Changes in fulfillment cash flows relating to incurred claims		(161,134)		(29,811)		—		(190,945)
Insurance service result		(1,365,401)		150,473		(383,368)		(1,598,296)
Insurance finance income and expenses		5,534,419		143,697		488,924		6,167,040
Cashflow for the period:
Premiums received		13,777,045		—		—		13,777,045
Insurance acquisition cash flows		(2,815,098)		—		—		(2,815,098)
Incurred claims and expenses		(7,017,862)		—		—		(7,017,862)
Other cashflow		(3,000,166)		—		—		(3,000,166)
Total cashflow		943,919		—		—		943,919
Other		134		—		—		134

Ending	￦	35,983,619	￦	1,967,897	￦	13,963,978	￦	51,915,494

38.3.2 Changes in components of reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	369,776	￦	69,907	￦	(96,466)	￦	343,217
Future service related changes
Changes in estimations adjusting contractual service margin		(113,886)		(19,901)		133,787		—
Losses on onerous contracts and reversals		39,189		12,007		—		51,196
Effect of new contracts		24,733		10,910		(35,401)		242
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		4,978		4,978
Changes in risk adjustment due to release of risk		—		(5,353)		—		(5,353)
Experience adjustment		(31,173)		—		—		(31,173)
Past period service related changes
Changes in fulfillment cash flows relating to incurred claims		7,598		(3,081)		—		4,517
Reinsurance service result		(73,539)		(5,418)		103,364		24,407
Reinsurance finance income and expenses		41,043		8,908		(2,686)		47,265
Effect of changes in exchange rate		(5)		—		8		3
Effect of changes in credit default risk of reinsurer		299		—		—		299
Total reinsurance finance income and expenses		41,337		8,908		(2,678)		47,567
Cashflow for the period
Reinsurance Premiums Paid		498,995		—		—		498,995
Amounts recovered from reinsurer		(501,075)		—		—		(501,075)
Other cashflow		—		—		—		—
Total cashflow		(2,080)		—		—		(2,080)
Other		—		—		—		—

Ending	￦	335,494	￦	73,397	￦	4,220	￦	413,111

(In millions of Korean won)	2024
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	335,494	￦	73,397	￦	4,220	￦	413,111
Future service related changes
Changes in estimations adjusting contractual service margin		(8,865)		(15,731)		24,596		—
Losses on onerous contracts and reversals		16,720		5,663		—		22,383
Effect of new contracts		10,913		14,625		(25,525)		13
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		291		291
Changes in risk adjustment due to release of risk		—		(6,850)		—		(6,850)
Experience adjustment		(20,155)		—		—		(20,155)
Past period service related changes
Changes in fulfillment cash flows relating to incurred claims		(14,073)		(2,883)		—		(16,956)
Reinsurance service result		(15,460)		(5,176)		(638)		(21,274)
Reinsurance finance income and expenses		24,832		8,152		815		33,799
Effect of changes in exchange rate		(48)		9		(55)		(94)
Effect of changes in credit default risk of reinsurer		150		—		—		150
Total reinsurance finance income and expenses		24,934		8,161		760		33,855
Cashflow for the period
Reinsurance Premiums Paid		666,604		—		—		666,604
Amounts recovered from reinsurer		(634,257)		—		—		(634,257)
Other cashflow		—		—		—		—
Total cashflow		32,347		—		—		32,347
Other		—		—		—		—

Ending	￦	377,315	￦	76,382	￦	4,342	￦	458,039

38.4 Details of insurance service results for the year ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	249,018	￦	29,396	￦	37,311	￦	79,863	￦	—	￦	3,724,523	￦	—	￦	—	￦	—	￦	4,120,111
Changes in risk adjustment due to release of risk		8,610		8,931		15,545		(5,363)		—		169,001		—		—		—		196,724
Contractual service margin recognized in profit or loss for the services provided		234,725		17,078		32,547		110,792		—		726,120		—		—		—		1,121,262
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		12,277		1,319		4,269		4,948		—		135,421		—		—		—		158,234
Other insurance revenues		(643)		(256)		(188)		(623)		—		—		—		—		—		(1,710)

Insurance revenue for insurance contracts not applying the premium allocation approach		503,987		56,468		89,484		189,617		—		4,755,065		—		—		—		5,594,621
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,299,905		2,566,770		115,709		3,982,384

Total insurance revenue	￦	503,987	￦	56,468	￦	89,484	￦	189,617	￦	—	￦	4,755,065	￦	1,299,905	￦	2,566,770	￦	115,709	￦	9,577,005

(In millions of Korean won)	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(273,796)	￦	(33,206)	￦	(37,624)	￦	(87,844)	￦	—	￦	(3,663,261)	￦	(1,001,488)	￦	(2,267,353)	￦	(81,186)	￦	(7,445,758)
Amortization of insurance acquisition cash flows		(12,277)		(1,319)		(4,269)		(4,948)		—		(182,676)		(124,077)		(300,181)		(2,380)		(632,127)
Changes in fulfillment cash flows relating to incurred claims		13,809		1,690		6,159		4,756		—		86,871		87,603		24,238		—		225,126
Losses on onerous contracts and reversals		6,384		(2,791)		(16,525)		(51,998)		—		(61,430)		(990)		—		—		(127,350)
Other insurance service expenses		(1,207)		(187)		298		(575)		—		—		—		—		—		(1,671)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(267,087)		(35,813)		(51,961)		(140,609)		—		(3,820,496)		—		—		—		(4,315,966)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(1,038,952)		(2,543,296)		(83,566)		(3,665,814)

Total insurance service expenses	￦	(267,087)	￦	(35,813)	￦	(51,961)	￦	(140,609)	￦	—	￦	(3,820,496)	￦	(1,038,952)	￦	(2,543,296)	￦	(83,566)	￦	(7,981,780)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	849	￦	1,510	￦	—	￦	—	￦	3,362	￦	119,913	￦	461,449	￦	20,594	￦	(23,682)	￦	583,995
Changes in fulfillment cash flows relating to incurred claims		(230)		(409)		—		—		(914)		(8,785)		(59,767)		1,576		—		(68,529)
Recognition and reversal of loss-recovery component		(227)		89		—		—		(95)		6,978		179		—		—		6,924
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		392		1,190		—		—		2,353		118,020		—		—		—		121,955
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		86		401,861		22,170		(23,682)		400,435

Total reinsurance income	￦	392	￦	1,190	￦	—	￦	—	￦	2,353	￦	118,106	￦	401,861	￦	22,170	￦	(23,682)	￦	522,390

(In millions of Korean won)	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(965)	￦	(1,691)	￦	—	￦	—	￦	(1,223)	￦	(92,052)	￦	—	￦	—	￦	—	￦	(95,931)
Changes in risk adjustment due to release of risk		(75)		(174)		—		—		(43)		(5,802)		—		—		—		(6,094)
Contractual service margin recognized in profit or loss for the services received		69		(347)		—		—		(1,000)		4,898		—		—		—		3,620
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		(39,051)		—		—		—		(39,051)
Other reinsurance expenses		438		8		—		—		169		—		—		—		—		615

		(533)		(2,204)		—		—		(2,097)		(132,007)		—		—		—		(136,841)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,286)		(602,496)		(8,304)		(26,928)		(639,014)

Total reinsurance expense		(533)		(2,204)		—		—		(2,097)		(133,293)		(602,496)		(8,304)		(26,928)		(775,855)

Total insurance service result	￦	236,759	￦	19,641	￦	37,523	￦	49,008	￦	256	￦	919,382	￦	60,318	￦	37,340	￦	(18,467)	￦	1,341,760

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	254,876	￦	33,177	￦	35,907	￦	85,464	￦	—	￦	4,138,267	￦	—	￦	—	￦	—	￦	4,547,691
Changes in risk adjustment due to release of risk		18,099		2,846		4,720		4,992		—		184,724		—		—		—		215,381
Contractual service margin recognized in profit or loss for the services provided		287,724		19,960		35,629		116,255		—		812,094		—		—		—		1,271,662
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		18,996		2,835		6,167		5,339		—		170,819		—		—		—		204,156
Other insurance revenues		(3,444)		(228)		(2,409)		(674)		—		—		—		—		—		(6,755)

Insurance revenue for insurance contracts not applying the premium allocation approach		576,251		58,590		80,014		211,376		—		5,305,904		—		—		—		6,232,135
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,291,887		2,714,974		83,360		4,090,221

Total insurance revenue	￦	576,251	￦	58,590	￦	80,014	￦	211,376	￦	—	￦	5,305,904	￦	1,291,887	￦	2,714,974	￦	83,360	￦	10,322,356

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(255,897)	￦	(36,962)	￦	(36,344)	￦	(89,211)	￦	—	￦	(4,074,815)	￦	(1,058,394)	￦	(2,388,765)	￦	(159,369)	￦	(8,099,757)
Amortization of insurance acquisition cash flows		(18,996)		(2,835)		(6,167)		(5,339)		—		(173,030)		(131,289)		(314,720)		(3,054)		(655,430)
Changes in fulfillment cash flows relating to incurred claims		12,947		(650)		(1,595)		1,823		—		35,466		204,283		61,059		—		313,333
Losses on onerous contracts and reversals		(10,570)		(13,678)		(9,537)		5,804		—		(246,136)		(807)		—		—		(274,924)
Other insurance service expenses		2,359		79		(4,453)		(1,775)		—		—		—		—		—		(3,790)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(270,157)		(54,046)		(58,096)		(88,698)		—		(4,458,515)		—		—		—		(4,929,512)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(986,207)		(2,642,426)		(162,423)		(3,791,056)

Total insurance service expenses	￦	(270,157)	￦	(54,046)	￦	(58,096)	￦	(88,698)	￦	—	￦	(4,458,515)	￦	(986,207)	￦	(2,642,426)	￦	(162,423)	￦	(8,720,568)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	437	￦	1,759	￦	—	￦	—	￦	2,233	￦	127,608	￦	566,668	￦	825	￦	128,534	￦	828,064
Changes in fulfillment cash flows relating to incurred claims		(203)		(198)		—		—		410		1,979		(196,236)		(1,193)		—		(195,441)
Recognition and reversal of loss-recovery component		242		148		—		—		1,651		48,300		151		—		—		50,492
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		476		1,709		—		—		4,294		176,626		—		—		—		183,105
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		1,261		370,583		(368)		128,534		500,010

Total reinsurance income	￦	476	￦	1,709	￦	—	￦	—	￦	4,294	￦	177,887	￦	370,583	￦	(368)	￦	128,534	￦	683,115

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(951)	￦	(2,081)	￦	—	￦	—	￦	(1,318)	￦	(149,313)	￦	—	￦	—	￦	—	￦	(153,663)
Changes in risk adjustment due to release of risk		(126)		(120)		—		—		(47)		(7,865)		—		—		—		(8,158)
Contractual service margin recognized in profit or loss for the services received		(1,280)		(369)		—		—		(2,784)		9,409		—		—		—		4,976
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		(2,951)		—		—		—		(2,951)
Other reinsurance expenses		14		8		—		—		1,075		—		—		—		—		1,097

		(2,343)		(2,562)		—		—		(3,074)		(150,720)		—		—		—		(158,699)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,812)		(602,471)		(9,478)		(65,591)		(679,352)

Total reinsurance expense		(2,343)		(2,562)		—		—		(3,074)		(152,532)		(602,471)		(9,478)		(65,591)		(838,051)

Total insurance service result	￦	304,227	￦	3,691	￦	21,918	￦	122,678	￦	1,220	￦	872,744	￦	73,792	￦	62,702	￦	(16,120)	￦	1,446,852

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	265,682	￦	35,551	￦	46,448	￦	90,456	￦	—	￦	4,565,702	￦	—	￦	—	￦	—	￦	5,003,839
Changes in risk adjustment due to release of risk		17,924		2,715		7,207		5,795		—		179,271		—		—		—		212,912
Contractual service margin recognized in profit or loss for the services provided		268,784		17,205		54,498		101,106		—		837,664		—		—		—		1,279,257
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		29,544		3,495		19,204		10,855		—		217,639		—		—		—		280,737
Other insurance revenues		(2,936)		(713)		(896)		(551)		—		—		—		—		—		(5,096)

Insurance revenue for insurance contracts not applying the premium allocation approach		578,998		58,253		126,461		207,661		—		5,800,276		—		—		—		6,771,649
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,362,030		2,820,406		63,070		4,245,506

Total insurance revenue	￦	578,998	￦	58,253	￦	126,461	￦	207,661	￦	—	￦	5,800,276	￦	1,362,030	￦	2,820,406	￦	63,070	￦	11,017,155

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(219,260)	￦	(36,144)	￦	(36,385)	￦	(89,201)	￦	—	￦	(4,519,263)	￦	(850,413)	￦	(2,537,651)	￦	(18,445)	￦	(8,306,762)
Amortization of insurance acquisition cash flows		(29,544)		(3,495)		(19,204)		(10,855)		—		(231,635)		(146,582)		(318,873)		(3,389)		(763,577)
Changes in fulfillment cash flows relating to incurred claims		802		1,370		(1,648)		(133)		—		190,555		103,682		64,529		—		359,157
Losses on onerous contracts and reversals		(473)		10,935		(4,242)		(7,481)		—		(167,924)		(3,673)		—		—		(172,858)
Other insurance service expenses		1,766		1,634		(1,464)		(2,064)		—		—		—		—		—		(128)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(246,709)		(25,700)		(62,943)		(109,734)		—		(4,728,267)		—		—		—		(5,173,353)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(896,986)		(2,791,995)		(21,834)		(3,710,815)

Total insurance service expenses	￦	(246,709)	￦	(25,700)	￦	(62,943)	￦	(109,734)	￦	—	￦	(4,728,267)	￦	(896,986)	￦	(2,791,995)	￦	(21,834)	￦	(8,884,168)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	8,886	￦	12,465	￦	—	￦	—	￦	13,569	￦	162,127	￦	291,179	￦	201	￦	44,816	￦	533,243
Changes in fulfillment cash flows relating to incurred claims		1,044		884		—		—		2,017		(25,781)		(94,031)		(679)		—		(116,546)
Recognition and reversal of loss-recovery component		162		(120)		—		—		(2,042)		23,765		574		—		—		22,339
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		10,092		13,229		—		—		13,544		160,316		—		—		—		197,181
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(205)		197,722		(478)		44,816		241,855

Total reinsurance income	￦	10,092	￦	13,229	￦	—	￦	—	￦	13,544	￦	160,111	￦	197,722	￦	(478)	￦	44,816	￦	439,036

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(9,577)	￦	(10,893)	￦	—	￦	—	￦	(11,195)	￦	(188,354)	￦	—	￦	—	￦	—	￦	(220,019)
Changes in risk adjustment due to release of risk		(169)		(86)		—		—		(37)		(9,232)		—		—		—		(9,524)
Contractual service margin recognized in profit or loss for the services received		(1,640)		121		—		—		(403)		2,211		—		—		—		289
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		16,785		—		—		—		16,785
Other reinsurance expenses		507		(1,471)		—		—		(5,021)		—		—		—		—		(5,985)

		(10,879)		(12,329)		—		—		(16,656)		(178,590)		—		—		—		(218,454)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,625)		(605,882)		(7,206)		(89,095)		(703,808)

Total reinsurance expense		(10,879)		(12,329)		—		—		(16,656)		(180,215)		(605,882)		(7,206)		(89,095)		(922,262)

Total insurance service result	￦	331,502	￦	33,453	￦	63,518	￦	97,927	￦	(3,112)	￦	1,051,905	￦	56,884	￦	20,727	￦	(3,043)	￦	1,649,761

38.5 The effect of new insurance contracts not applying the premium allocation approach for the year ended December 31, 2023 and 2024, are as follows:
38.5.1 Insurance contract

(In millions of Korean won)	2023
	Issued contract
	Other than onerous contract		Onerous contract		Total
Estimated Present Value of Future Cash Outflows	￦	11,999,588	￦	467,686	￦	12,467,274
Insurance Acquisition Cash Flow		2,354,262		80,797		2,435,059
Insurance Claims and Service Expenses		9,645,326		386,889		10,032,215
Estimated Present Value of Future Cash Inflows		(14,716,101)		(441,208)		(15,157,309)
Risk Adjustment for Non-Financial Risks		244,877		7,009		251,886
Contractual service margin		2,471,636		—		2,471,636

Effect on financial statements of initial recognition of contracts	￦	—	￦	33,487	￦	33,487

(In millions of Korean won)	2024
	Issued contract
	Other than onerous contract		Onerous contract		Total
Estimated Present Value of Future Cash Outflows	￦	15,805,702	￦	1,196,403	￦	17,002,105
Insurance Acquisition Cash Flow		2,900,605		160,020		3,060,625
Insurance Claims and Service Expenses		12,905,097		1,036,383		13,941,480
Estimated Present Value of Future Cash Inflows		(18,547,325)		(1,137,642)		(19,684,967)
Risk Adjustment for Non-Financial Risks		307,999		15,078		323,077
Contractual service margin		2,433,624		—		2,433,624

Effect on financial statements of initial recognition of contracts	￦	—	￦	73,839	￦	73,839

38.5.2 Reinsurance contract

(In millions of Korean won)	2023
	Purchased contract
	Net cost contract		Net gain contract		Total
Estimated Present Value of Future Cash Inflows	￦	50,455	￦	948,180	￦	998,635
Estimated Present Value of Future Cash Outflows		(52,749)		(921,153)		(973,902)
Risk Adjustment for Non-Financial Risks		532		10,378		10,910
Contractual service margin		2,004		(37,405)		(35,401)

Effect on financial statements of initial recognition of contracts	￦	242	￦	—	￦	242

(In millions of Korean won)	2024
	Purchased contract
	Net cost contract		Net gain contract		Total
Estimated Present Value of Future Cash Inflows	￦	72,931	￦	977,258	￦	1,050,189
Estimated Present Value of Future Cash Outflows		(76,259)		(963,017)		(1,039,276)
Risk Adjustment for Non-Financial Risks		831		13,794		14,625
Contractual service margin		2,510		(28,035)		(25,525)

Effect on financial statements of initial recognition of contracts	￦	13	￦	—	￦	13

38.6 The annual expected amortization schedule of contractual service margin of insurance contracts and reinsurance contracts not applying the premium allocation approach as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
		December 31, 2023
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
Insurance contract issued
Life insurance	Death	￦	140,060	￦	130,826	￦	124,658	￦	118,954	￦	113,536	￦	504,786	￦	784,752	￦	637,225	￦	686,775
	Health		11,232		10,358		9,627		9,046		8,539		35,752		39,851		25,667		52,706
	Pension		19,921		18,156		16,641		15,763		15,110		71,111		123,283		90,283		61,206
	Variables		64,926		62,030		59,475		57,261		55,237		247,114		353,963		278,011		286,662
Non-life insurance			491,522		443,310		394,891		357,703		327,251		1,372,922		2,001,464		1,275,066		1,853,790

Total insurance contract issued		￦	727,661	￦	664,680	￦	605,292	￦	558,727	￦	519,673	￦	2,231,685	￦	3,303,313	￦	2,306,252	￦	2,941,139

Reinsurance contract held
Life insurance	Death	￦	1,712	￦	1,474	￦	1,310	￦	1,179	￦	1,071	￦	3,951	￦	2,102	￦	1,589	￦	1,418
	Health		(44)		(39)		(42)		(61)		(94)		(834)		(2,069)		(1,851)		(3,945)
	Compound		1,077		463		396		346		307		874		812		594		527
Non-life insurance			(5,343)		(4,358)		(3,198)		(2,409)		(1,924)		(5,253)		(92)		7,335		7,239

Total reinsurance contract held		￦	(2,598)	￦	(2,460)	￦	(1,534)	￦	(945)	￦	(640)	￦	(1,262)	￦	753	￦	7,667	￦	5,239

(In millions of Korean won)
		December 31, 2024
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
Insurance contract issued
Life insurance	Death	￦	146,413	￦	137,161	￦	130,082	￦	123,783	￦	117,286	￦	518,904	￦	800,072	￦	621,889	￦	606,390
	Health		10,289		9,391		8,712		8,140		7,620		31,118		34,523		22,563		40,050
	Pension		34,533		30,178		26,981		24,871		22,681		91,418		151,649		105,300		61,326
	Variables		61,000		57,634		54,830		52,244		50,011		216,644		295,763		221,994		210,052
Non-life insurance			484,976		433,328		381,336		339,983		309,393		1,274,043		1,908,588		1,333,457		2,355,379

Total insurance contract issued		￦	737,211	￦	667,692	￦	601,941	￦	549,021	￦	506,991	￦	2,132,127	￦	3,190,595	￦	2,305,203	￦	3,273,197

Reinsurance contract held
Life insurance	Death	￦	1,032	￦	902	￦	798	￦	721	￦	652	￦	2,243	￦	1,653	￦	1,200	￦	938
	Health		(40)		(41)		(53)		(77)		(88)		(885)		(1,784)		(1,556)		(2,975)
	Compound		172		128		99		78		67		176		192		147		142
Non-life insurance			(2,468)		(1,566)		(1,051)		(733)		(486)		36		4,797		6,300		(4,328)

Total reinsurance contract held		￦	(1,304)	￦	(577)	￦	(207)	￦	(11)	￦	145	￦	1,570	￦	4,858	￦	6,091	￦	(6,223)

38.7 The details and fair value of the underlying items of insurance contracts with direct participation features as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Underlying items held by the Group
Cash and cash equivalents	￦	209,187	￦	137,021
Equity securities		1,019,502		853,971
Debt securities		2,121,367		2,583,976
Beneficiary certificates		1,833,608		1,749,807
Other securities		446,193		276,907
Loans		57,400		94,300
Others		33,487		48,074

Total	￦	5,720,744	￦	5,744,056

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	26,007	￦	59,664	￦	519,848	￦	511,878	￦	112,397	￦	7,615	￦	19,479	￦	1,256,888
Dividend income		3,329		31,155		70,083		554		34,276		2		285		139,684
Gains (losses) on valuation and disposal of securities		(34,287)		(830,878)		(332,183)		(224,117)		(315,133)		202		(60,062)		(1,796,458)
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		(16,345)		(5,430)		(3)		(1,002)		(22,780)
Gains (losses) on derivatives		(3,073)		(17,071)		(120,356)		(141,842)		(69,675)		—		—		(352,017)
Gains (losses) on investments in subsidiaries		—		—		—		(18,001)		—		—		—		(18,001)
Foreign exchange gains (losses)		3,650		67,569		64,493		136,255		82,974		94		—		355,035
Other investment income (expenses)		(5,032)		(63)		97,061		(11,501)		173,663		(997)		41,102		294,233

		(9,406)		(689,624)		298,946		236,881		13,072		6,913		(198)		(143,416)
Investment income (expenses) recognized in other comprehensive income		(48,682)		—		(3,230,491)		(2,949,143)		(262,195)		(14,132)		(171,628)		(6,676,271)

Total investment income (expenses)	￦	(58,088)	￦	(689,624)	￦	(2,931,545)	￦	(2,712,262)	￦	(249,123)	￦	(7,219)	￦	(171,826)	￦	(6,819,687)

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2022
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	(1,472)	￦	(718,822)	￦	(732,904)	￦	(4,135)	￦	—	￦	—	￦	(1,457,333)
Effect of changes in discount rates and financial assumptions		—		40,524		2,763		—		—		—		—		43,287
Effect of exchange rate fluctuations		—		(49,771)		(5,115)		—		(19,970)		—		—		(74,856)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		727,403		—		—		—		—		—		727,403
Other insurance finance income (expenses)		—		—		—		(2,559)		1,380		(1,867)		—		(3,046)

		—		716,684		(721,174)		(735,463)		(22,725)		(1,867)		—		(764,545)
Insurance finance income (expenses) recognized in other comprehensive income		—		327		3,814,721		4,248,091		6,463		—		—		8,069,602

Total insurance finance income (expenses)	￦	—	￦	717,011	￦	3,093,547	￦	3,512,628	￦	(16,262)	￦	(1,867)	￦	—	￦	7,305,057

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	—	￦	(990)	￦	12,421	￦	2,512	￦	—	￦	—	￦	13,943
Effect of changes in discount rates and financial assumptions		—		—		—		—		—		—		—		—
Effect of exchange rate fluctuations		—		—		2		—		17,799		—		—		17,801
Other reinsurance finance income (expenses)		—		—		(4)		5,800		2,094		1,734		—		9,624

		—		—		(992)		18,221		22,405		1,734		—		41,368
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		10,133		(80,075)		(5,764)		—		—		(75,706)

Total reinsurance finance income (expenses)		—		—		9,141		(61,854)		16,641		1,734		—		(34,338)

Net investment income (expenses)	￦	(58,088)	￦	27,387	￦	171,143	￦	738,512	￦	(248,744)	￦	(7,352)	￦	(171,826)	￦	451,032

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	10,394	￦	71,348	￦	497,110	￦	514,745	￦	129,246	￦	7,017	￦	(79,289)	￦	1,150,571
Dividend income		450		33,520		8,965		4,210		29,316		2		1,851		78,314
Gains (losses) on valuation and disposal of securities		(3,375)		446,698		(129,888)		24,789		48,870		(9,160)		8,895		386,829
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		1,563		(10,400)		—		1,671		(7,166)
Gains (losses) on derivatives		(2,269)		(9,153)		(34,523)		(80,755)		(44,211)		—		—		(170,911)
Gains (losses) on investments in subsidiaries		—		—		(135)		999		—		—		—		864
Foreign exchange gains (losses)		1,518		14,633		34,594		60,644		31,552		(47)		—		142,894
Other investment income (expenses)		(26,831)		23,874		93,458		(48,446)		198,876		(1,162)		66,718		306,487

		(20,113)		580,920		469,581		477,749		383,249		(3,350)		(154)		1,887,882
Investment income (expenses) recognized in other comprehensive income		30,623		—		1,831,878		1,517,293		129,012		9,947		154,660		3,673,413

Total investment income (expenses)	￦	10,510	￦	580,920	￦	2,301,459	￦	1,995,042	￦	512,261	￦	6,597	￦	154,506	￦	5,561,295

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	(103)	￦	(744,571)	￦	(778,717)	￦	(3,875)	￦	—	￦	—	￦	(1,527,266)
Effect of changes in discount rates and financial assumptions		—		1,121		4,100		—		—		—		—		5,221
Effect of exchange rate fluctuations		—		(2,792)		(1,702)		—		(5,416)		—		—		(9,910)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(547,352)		—		—		—		—		—		(547,352)
Other insurance finance income (expenses)		—		—		—		4,228		(686)		(41)		—		3,501

		—		(549,126)		(742,173)		(774,489)		(9,977)		(41)		—		(2,075,806)
Insurance finance income (expenses) recognized in other comprehensive income		—		(44)		(1,296,970)		(1,630,155)		(2,882)		—		—		(2,930,051)

Total insurance finance income (expenses)	￦	—	￦	(549,170)	￦	(2,039,143)	￦	(2,404,644)	￦	(12,859)	￦	(41)	￦	—	￦	(5,005,857)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	—	￦	(1,031)	￦	12,180	￦	2,558	￦	—	￦	—	￦	13,707
Effect of changes in discount rates and financial assumptions		—		—		—		—		—		—		—		—
Effect of exchange rate fluctuations		—		—		(8)		—		4,297		—		—		4,289
Other reinsurance finance income (expenses)		—		—		(3)		359		(28,312)		(269)		—		(28,225)

		—		—		(1,042)		12,539		(21,457)		(269)		—		(10,229)
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		(3,311)		39,381		1,755		—		—		37,825

Total reinsurance finance income (expenses)		—		—		(4,353)		51,920		(19,702)		(269)		—		27,596

Net investment income (expenses)	￦	10,510	￦	31,750	￦	257,963	￦	(357,682)	￦	479,700	￦	6,287	￦	154,506	￦	583,034

(In millions of Korean won)	2024
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	14,139	￦	83,095	￦	539,964	￦	580,215	￦	134,613	￦	5,803	￦	(21,354)	￦	1,336,475
Dividend income		—		21,037		13,172		11,667		13,028		8		5,518		64,430
Gains (losses) on valuation and disposal of securities		6,317		136,200		(72,391)		(48,289)		(15,083)		(409)		1,228		7,573
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		5,183		(3,644)		—		(758)		781
Gains (losses) on derivatives		(5,464)		(47,360)		(192,899)		(255,227)		(249,021)		—		—		(749,971)
Gains (losses) on investments in subsidiaries		—		—		(259)		(704)		—		—		—		(963)
Foreign exchange gains (losses)		4,821		113,507		213,545		242,021		215,968		168		—		790,030
Other investment income (expenses)		(25,554)		35,326		90,607		(74,543)		306,342		(877)		14,930		346,231

		(5,741)		341,805		591,739		460,323		402,203		4,693		(436)		1,794,586
Investment income (expenses) recognized in other comprehensive income		8,747		—		937,243		715,023		32,901		219		69,601		1,763,734

Total investment income (expenses)	￦	3,006	￦	341,805	￦	1,528,982	￦	1,175,346	￦	435,104	￦	4,912	￦	69,165	￦	3,558,320

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2024
	Life insurance						Non-life insurance
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others		Total

Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	(895)	￦	(741,055)	￦	(715,762)	￦	(3,806)	￦	—	￦	—	￦	(1,461,518)
Effect of changes in discount rates and financial assumptions		—		—		(616)		—		—		—		—		(616)
Effect of exchange rate fluctuations		—		(15,470)		(35,568)		—		(50,526)		—		—		(101,564)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(329,336)		—		—		—		—		—		(329,336)
Other insurance finance income (expenses)		—		—		—		7,754		(1,410)		(426)		—		5,918

		—		(345,701)		(777,239)		(708,008)		(55,742)		(426)		—		(1,887,116)
Insurance finance income (expenses) recognized in other comprehensive income		—		(138)		(2,091,444)		(2,244,510)		(9,932)		—		—		(4,346,024)

Total insurance finance income (expenses)	￦	—	￦	(345,839)	￦	(2,868,683)	￦	(2,952,518)	￦	(65,674)	￦	(426)	￦	—	￦	(6,233,140)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	—	￦	(1,020)	￦	14,269	￦	1,829	￦	—	￦	—	￦	15,078
Effect of changes in discount rates and financial assumptions		—		—		(13)		—		—		—		—		(13)
Effect of exchange rate fluctuations		—		—		(112)		—		49,186		—		—		49,074
Other reinsurance finance income (expenses)		—		—		7		(5,017)		(55,516)		62		—		(60,464)

		—		—		(1,138)		9,252		(4,501)		62		—		3,675
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		(5,201)		30,943		3,038		—		—		28,780

Total reinsurance finance income (expenses)		—		—		(6,339)		40,195		(1,463)		62		—		32,455

Net investment income (expenses)	￦	3,006	￦	(4,034)	￦	(1,346,040)	￦	(1,736,977)	￦	367,967	￦	4,548	￦	69,165	￦	(2,642,365)

38.9 Insurance income and changes in contractual service margin of insurance contracts not applying the premium allocation approach by transition approaches for the year ended December 31, 2023 and 2024, are as follows:
38.9.1 Insurance contract

(In millions of Korean won)	2023
	Contracts applying the fair value approach		All other contracts		Total
Insurance income	￦	2,778,800	￦	3,453,335	￦	6,232,135

Beginning contractual service margin		2,324,961		11,336,156		13,661,117
Current period service related changes
Profit or loss recognized related to service provided		(203,369)		(1,068,294)		(1,271,663)
Future service related changes
Changes in estimations adjusting contractual service margin		629,844		(2,064,505)		(1,434,661)
Effect of new contracts		—		2,471,636		2,471,636

Insurance service result		426,475		(661,163)		(234,688)
Insurance finance income and expenses		82,383		349,610		431,993

Ending contractual service margin	￦	2,833,819	￦	11,024,603	￦	13,858,422

(In millions of Korean won)	2024
	Contracts applying the fair value approach		All other contracts		Total
Insurance income	￦	2,765,232	￦	4,006,417	￦	6,771,649

Beginning contractual service margin		2,833,819		11,024,603		13,858,422
Current period service related changes
Profit or loss recognized related to service provided		(201,832)		(1,077,426)		(1,279,258)
Future service related changes
Changes in estimations adjusting contractual service margin		322,158		(1,859,892)		(1,537,734)
Effect of new contracts		—		2,433,624		2,433,624

Insurance service result		120,326		(503,694)		(383,368)
Insurance finance income and expenses		87,773		401,151		488,924

Ending contractual service margin	￦	3,041,918	￦	10,922,060	￦	13,963,978

38.9.2 Reinsurance contract

(In millions of Korean won)	2023
	Contracts applying the fair value approach		All other contracts		Total
Allocation of Reinsurance Premiums	￦	(61,761)	￦	(96,937)	￦	(158,698)

Beginning contractual service margin		103,222		(199,688)		(96,466)
Current period service related changes
Profit or loss recognized related to service received		(13,944)		18,920		4,976
Future service related changes
Changes in estimations adjusting contractual service margin		88,767		45,021		133,788
Effect of new contracts		—		(35,399)		(35,399)

Reinsurance service result		74,823		28,542		103,365
Reinsurance finance income and expenses		4,591		(7,270)		(2,679)

Ending contractual service margin	￦	182,636	￦	(178,416)	￦	4,220

(In millions of Korean won)	2024
	Contracts applying the fair value approach		All other contracts		Total
Allocation of Reinsurance Premiums	￦	(70,095)	￦	(148,358)	￦	(218,453)

Beginning contractual service margin		182,636		(178,416)		4,220
Current period service related changes
Profit or loss recognized related to service received		(15,284)		15,575		291
Future service related changes
Changes in estimations adjusting contractual service margin		(3,191)		27,787		24,596
Effect of new contracts		—		(25,525)		(25,525)

Reinsurance service result		(18,475)		17,837		(638)
Reinsurance finance income and expenses		5,813		(5,053)		760

Ending contractual service margin	￦	169,974	￦	(165,632)	￦	4,342

38.10 Changes in other comprehensive income of financial instruments related to insurance contract groups that applied the modified retrospective approach or the fair value approach at the transition date
Changes in other comprehensive income of financial instruments related to insurance contract groups for the year ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Beginning	￦	(965,165)	￦	(545,629)
Changes due to fair value measurement		533,590		153,390
Changes due to reclassification to profit or loss		38,216		11,691
Income tax effect		(152,270)		(43,581)

Ending	￦	(545,629)	￦	(424,129)

38.11 Risk Management of KB Insurance Co., Ltd.
38.11.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims, which has the risk of greater loss incurring than anticipated by the Group. The Group manages insurance risk in different categories of long-term insurance, general insurance, and automobile insurance.
38.11.1.1 Key items of Long-term insurance

Mortality Risk	Risk of unexpected losses due to premature death compared to the insured’s expectations.

Longevity Risk	Risk of unexpected losses due to delayed death compared to the insured’s expectations.

Disability/Illness Risk	Risk of unexpected losses related to the insured’s disability and illness.

Long-term Property/Other Risks	Risk of unexpected losses related to property, expenses, indemnities, and other collateral in long-term insurance.

Termination Risk	Risk of losses due to unexpected exercise of legal rights or contractual options by policyholders.

Expense Risk	Risk of losses due to fluctuations in future costs and expenditure variations caused by inflation in relation to insurance contract costs.

Catastrophic Risk	Risk of extreme, exceptional losses (e.g., epidemics, major accidents) not considered in mortality risk, etc.
38.11.1.2 Key items of general and automobile insurance

Price Risk	Risk of losses exceeding the expected mortality rate and expense ratio calculated when determining insurance premiums.

Reserve Risk	Risk of being unable to cover future insurance payments reserved for incurred but not reported insurance accidents.

Catastrophic Risk	Risk of losses due to extreme, exceptional risks not considered in insurance price risk and reserve risk.
38.11.2 Purposes, policies, and procedures to manage risk arising from insurance contracts
The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others

38.11.2 Purposes, policies, and procedures to manage risk arising from insurance contracts (cont’d)

through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters.
In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.
38.11.3 Concentration of insurance risk
The Group is selling various insurance contracts such as general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee, and other special type insurances), automobile insurances (for private use, for business use, for commercial use, bicycle, and others), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing, and pension), and others. The Group’s risk is distributed through reinsurance, joint acceptance, and sales of diversified insurance products. In addition, insurances such as storm and flood insurance, which have a very low probability of occurrence but cover severe levels of risk, are controlled through acceptance limit and joint acquisition. The Group classifies concentration of insurance risk by type of insurance product and region.
38.11.3.1 Before reinsurance mitigation

(In millions of Korean won)	December 31, 2023
	Domestic		United States		China		Others
General insurance
Fire	￦	8,422	￦	—	￦	—	￦	—
Maritime		56,463		—		—		—
Others		1,447,462		151,891		86,167		26,679
Long-term insurance
Injury, illness, and property		15,215,463		—		—		—
Pension		5,211,720		—		—		—
Others		(217,084)		—		—		—
Automobile insurance		2,224,924		—		—		—

Total	￦	23,947,370	￦	151,891	￦	86,167	￦	26,679

(In millions of Korean won)	December 31, 2024
	Domestic		United States		China		Others
General insurance
Fire	￦	14,775	￦	—	￦	—	￦	—
Maritime		41,674		—		—		—
Others		1,282,134		105,543		63,516		40,830
Long-term insurance
Injury, illness, and property		17,963,247		—		—		—
Pension		4,873,238		—		—		—
Others		(263,714)		—		—		—
Automobile insurance		2,145,366		—		—		—

Total	￦	26,056,720	￦	105,543	￦	63,516	￦	40,830

38.11.3.2 After reinsurance mitigation

(In millions of Korean won)	December 31, 2023
	Domestic		United States		China		Others
General insurance
Fire	￦	12,258	￦	—	￦	—	￦	—
Maritime		29,637		—		—		—
Others		520,007		3,455		26,526		8,067
Long-term insurance
Injury, illness, and property		14,773,183		—		—		—
Pension		5,211,720		—		—		—
Others		(217,084)		—		—		—
Automobile insurance		2,214,411		—		—		—

Total	￦	22,544,132	￦	3,455	￦	26,526	￦	8,067

(In millions of Korean won)	December 31, 2024
	Domestic		United States		China		Others
General insurance
Fire	￦	18,764	￦	—	￦	—	￦	—
Maritime		25,310		—		—		—
Others		486,222		2,854		25,842		16,845
Long-term insurance
Injury, illness, and property		17,471,358		—		—		—
Pension		4,873,238		—		—		—
Others		(263,754)		—		—		—
Automobile insurance		2,138,413		—		—		—

Total	￦	24,749,551	￦	2,854	￦	25,842	￦	16,845

38.11.4 Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with methods such as paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2023 and 2024, are as follows:
38.11.4.1 Claims development tables as of December 31, 2023
38.11.4.1.1 Before reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
Estimated final loss undiscounted	2018		2019		2020		2021		2022		2023		Total
Development year
1 year	￦	513,396	￦	559,484	￦	839,279	￦	926,787	￦	918,732	￦	984,418	￦	—
2 years		545,691		567,735		1,035,332		923,424		846,577		—		—
3 years		543,816		592,403		954,050		834,723		—		—		—
4 years		565,489		598,698		970,065		—		—		—		—
5 years		570,120		587,100		—		—		—		—		—
6 years		563,739		—		—		—		—		—		—

Estimated final loss	￦	563,739	￦	587,100	￦	970,065	￦	834,723	￦	846,577	￦	984,418	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(558,954)	￦	(557,309)	￦	(779,235)	￦	(694,815)	￦	(655,922)	￦	(430,284)	￦	—
Difference between estimated final loss and claim payments.		4,785		29,791		190,830		139,908		190,655		554,134		1,110,103
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		41,413
Incurred claims over 6 years ago		—		—		—		—		—		—		42,564
Incurred claims settled but not yet paid		—		—		—		—		—		—		(52,545)
Discount rate effect		—		—		—		—		—		—		(8,539)
Risk adjustment		—		—		—		—		—		—		75,116
Others		—		—		—		—		—		—		213,113

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,421,225

38.11.4.1.1 Before reinsurance mitigation (cont’d)

Automobile Insurance

(In millions of Korean won)	Accident year
	2018		2019		2020		2021		2022		2023		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,504,699	￦	1,626,553	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	1,958,153	￦	—
2 years		1,491,522		1,639,692		1,645,744		1,766,713		1,865,422		—		—
3 years		1,490,896		1,645,194		1,642,418		1,754,773		—		—		—
4 years		1,495,058		1,648,516		1,633,491		—		—		—		—
5 years		1,497,956		1,642,245		—		—		—		—		—
6 years		1,492,463		—		—		—		—		—		—

Estimated final loss	￦	1,492,463	￦	1,642,245	￦	1,633,491	￦	1,754,773	￦	1,865,422	￦	1,958,153	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,480,005)	￦	(1,621,917)	￦	(1,608,054)	￦	(1,714,365)	￦	(1,796,293)	￦	(1,629,354)	￦	—
Difference between estimated final loss and claim payments.		12,458		20,328		25,437		40,408		69,129		328,799		496,559
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		22,411
Incurred claims over 6 years ago		—		—		—		—		—		—		35,670
Incurred claims settled but not yet paid		—		—		—		—		—		—		42,136
Discount rate effect		—		—		—		—		—		—		5,219
Risk adjustment		—		—		—		—		—		—		21,318
Others		—		—		—		—		—		—		5,677

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	628,990

38.11.4.1.1 Before reinsurance mitigation (cont’d)

Long-term Insurance

(In millions of Korean won)	Accident year
	2018		2019		2020		2021		2022		2023		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,937,997	￦	2,314,936	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	3,485,979	￦	—
2 years		1,958,540		2,322,571		2,551,274		2,965,954		3,180,537		—		—
3 years		1,966,566		2,332,331		2,554,205		2,972,948		—		—		—
4 years		1,978,019		2,339,839		2,557,951		—		—		—		—
5 years		1,979,283		2,339,712		—		—		—		—		—
6 years		1,977,945		—		—		—		—		—		—

Estimated final loss	￦	1,977,945	￦	2,339,712	￦	2,557,951	￦	2,972,948	￦	3,180,537	￦	3,485,979	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,971,631)	￦	(2,327,124)	￦	(2,533,413)	￦	(2,912,534)	￦	(3,016,892)	￦	(2,379,992)	￦	—
Difference between estimated final loss and claim payments.		6,314		12,588		24,538		60,414		163,645		1,105,987		1,373,486
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		52,983
Incurred claims over 6 years ago		—		—		—		—		—		—		7,786
Incurred claims settled but not yet paid		—		—		—		—		—		—		480,297
Discount rate effect		—		—		—		—		—		—		(35,235)
Risk adjustment		—		—		—		—		—		—		26,924
Others		—		—		—		—		—		—		50

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,906,291

38.11.4.1.2 After reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2018		2019		2020		2021		2022		2023		Total
Estimated final loss undiscounted
Development year
1 year	￦	290,681	￦	304,171	￦	332,137	￦	463,207	￦	512,812	￦	501,574	￦	—
2 years		299,745		308,785		344,149		449,737		499,457		—		—
3 years		291,075		316,601		343,707		447,047		—		—		—
4 years		296,824		321,173		347,312		—		—		—		—
5 years		300,125		320,026		—		—		—		—		—
6 years		302,451		—		—		—		—		—		—

Estimated final loss	￦	302,451	￦	320,026	￦	347,312	￦	447,047	￦	499,457	￦	501,574	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(300,196)	￦	(310,243)	￦	(320,544)	￦	(386,251)	￦	(395,065)	￦	(251,845)	￦	—
Difference between estimated final loss and claim payments.		2,255		9,783		26,768		60,796		104,392		249,729		453,723
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		28,327
Incurred claims over 6 years ago		—		—		—		—		—		—		22,798
Incurred claims settled but not yet paid		—		—		—		—		—		—		(188,877)
Discount rate effect		—		—		—		—		—		—		(1,904)
Risk adjustment		—		—		—		—		—		—		28,338
Others		—		—		—		—		—		—		12,360

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	354,765

Automobile Insurance

(In millions of Korean won)	Accident year
	2018		2019		2020		2021		2022		2023		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,463,857	￦	1,581,086	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	1,958,153	￦	—
2 years		1,450,943		1,594,400		1,621,647		1,753,171		1,861,151		—		—
3 years		1,450,102		1,599,550		1,618,230		1,741,566		—		—		—
4 years		1,454,108		1,602,565		1,609,312		—		—		—		—
5 years		1,456,542		1,596,518		—		—		—		—		—
6 years		1,451,085		—		—		—		—		—		—

Estimated final loss	￦	1,451,085	￦	1,596,518	￦	1,609,312	￦	1,741,566	￦	1,861,151	￦	1,958,153	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,439,301)	￦	(1,576,896)	￦	(1,584,585)	￦	(1,701,673)	￦	(1,792,264)	￦	(1,629,354)	￦	—
Difference between estimated final loss and claim payments.		11,784		19,622		24,727		39,893		68,887		328,799		493,712
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		22,283
Incurred claims over 6 years ago		—		—		—		—		—		—		33,999
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,875
Discount rate effect		—		—		—		—		—		—		5,219
Risk adjustment		—		—		—		—		—		—		21,318
Others		—		—		—		—		—		—		575

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	617,981

Long-term Insurance

(In millions of Korean won)	Accident year
	2018		2019		2020		2021		2022		2023		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,637,680	￦	1,957,373	￦	2,182,836	￦	2,529,760	￦	2,680,155	￦	2,951,334	￦	—
2 years		1,652,893		1,954,261		2,136,381		2,494,050		2,690,877		—		—
3 years		1,659,135		1,961,975		2,138,283		2,499,511		—		—		—
4 years		1,668,516		1,968,459		2,141,462		—		—		—		—
5 years		1,669,653		1,968,485		—		—		—		—		—
6 years		1,668,426		—		—		—		—		—		—

Estimated final loss	￦	1,668,426	￦	1,968,485	￦	2,141,462	￦	2,499,511	￦	2,690,877	￦	2,951,334	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,662,887)	￦	(1,957,612)	￦	(2,120,429)	￦	(2,448,085)	￦	(2,550,761)	￦	(2,003,225)	￦	—
Difference between estimated final loss and claim payments.		5,539		10,873		21,033		51,426		140,116		948,109		1,177,096
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		46,664
Incurred claims over 6 years ago		—		—		—		—		—		—		6,776
Incurred claims settled but not yet paid		—		—		—		—		—		—		299,202
Discount rate effect		—		—		—		—		—		—		(30,585)
Risk adjustment		—		—		—		—		—		—		23,722
Others		—		—		—		—		—		—		(2,767)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,520,108

38.11.4.2 Claims development tables as of December 31, 2024
38.11.4.2.1 Before reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	559,484	￦	839,279	￦	926,787	￦	918,732	￦	984,418	￦	814,504	￦	—
2 years		567,735		1,035,332		923,424		846,577		902,960		—		—
3 years		592,403		954,050		834,723		826,232		—		—		—
4 years		598,698		970,065		863,696		—		—		—		—
5 years		587,100		985,358		—		—		—		—		—
6 years		596,022		—		—		—		—		—		—

Estimated final loss	￦	596,022	￦	985,358	￦	863,696	￦	826,232	￦	902,960	￦	814,504	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(566,989)	￦	(926,208)	￦	(736,614)	￦	(734,104)	￦	(661,452)	￦	(401,239)	￦	—
Difference between estimated final loss and claim payments.		29,033		59,150		127,082		92,128		241,508		413,265		962,166
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		35,214
Incurred claims over 6 years ago		—		—		—		—		—		—		55,738
Incurred claims settled but not yet paid		—		—		—		—		—		—		(59,440)
Discount rate effect		—		—		—		—		—		—		(50,183)
Risk adjustment		—		—		—		—		—		—		66,819
Others		—		—		—		—		—		—		160,175

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,170,489

38.11.4.2.1 Before reinsurance mitigation (cont’d)

Automobile Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,626,553	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	1,958,153	￦	2,103,927	￦	—
2 years		1,639,692		1,645,744		1,766,713		1,865,422		1,985,790		—		—
3 years		1,645,194		1,642,418		1,754,773		1,850,203		—		—		—
4 years		1,648,516		1,633,491		1,746,422		—		—		—		—
5 years		1,642,245		1,627,590		—		—		—		—		—
6 years		1,635,591		—		—		—		—		—		—

Estimated final loss	￦	1,635,591	￦	1,627,590	￦	1,746,422	￦	1,850,203	￦	1,985,790	￦	2,103,927	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,625,412)	￦	(1,612,431)	￦	(1,725,037)	￦	(1,815,770)	￦	(1,929,233)	￦	(1,785,195)	￦	—
Difference between estimated final loss and claim payments.		10,179		15,159		21,385		34,433		56,557		318,732		456,445
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		17,293
Incurred claims over 6 years ago		—		—		—		—		—		—		30,525
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,596
Discount rate effect		—		—		—		—		—		—		(25,779)
Risk adjustment		—		—		—		—		—		—		23,493
Others		—		—		—		—		—		—		5,506

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	548,079

38.11.4.2.1 Before reinsurance mitigation (cont’d)

Long-term Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	2,314,936	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	3,485,979	￦	3,865,301	￦	—
2 years		2,322,571		2,551,274		2,965,954		3,180,537		3,481,470		—		—
3 years		2,332,331		2,554,205		2,972,948		3,176,257		—		—		—
4 years		2,339,839		2,557,951		2,960,640		—		—		—		—
5 years		2,339,712		2,535,147		—		—		—		—		—
6 years		2,331,162		—		—		—		—		—		—

Estimated final loss	￦	2,331,162	￦	2,535,147	￦	2,960,640	￦	3,176,257	￦	3,481,470	￦	3,865,301	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(2,323,338)	￦	(2,521,506)	￦	(2,934,570)	￦	(3,112,639)	￦	(3,315,239)	￦	(2,753,646)	￦	—
Difference between estimated final loss and claim payments.		7,824		13,641		26,070		63,618		166,231		1,111,655		1,389,039
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		58,757
Incurred claims over 6 years ago		—		—		—		—		—		—		10,042
Incurred claims settled but not yet paid		—		—		—		—		—		—		488,491
Discount rate effect		—		—		—		—		—		—		(34,095)
Risk adjustment		—		—		—		—		—		—		25,696
Others		—		—		—		—		—		—		73

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,938,003

38.11.4.2.2 After reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	304,171	￦	332,137	￦	463,207	￦	512,812	￦	501,574	￦	534,363	￦	—
2 years		308,785		344,149		449,737		499,457		486,350		—		—
3 years		316,601		343,707		447,047		494,871		—		—		—
4 years		321,173		347,312		446,223		—		—		—		—
5 years		320,026		348,238		—		—		—		—		—
6 years		322,928		—		—		—		—		—		—

Estimated final loss	￦	322,928	￦	348,238	￦	446,223	￦	494,871	￦	486,350	￦	534,363	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(314,636)	￦	(329,592)	￦	(408,592)	￦	(440,061)	￦	(381,368)	￦	(271,173)	￦	—
Difference between estimated final loss and claim payments.		8,292		18,646		37,631		54,810		104,982		263,190		487,551
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		26,568
Incurred claims over 6 years ago		—		—		—		—		—		—		25,963
Incurred claims settled but not yet paid		—		—		—		—		—		—		(265,804)
Discount rate effect		—		—		—		—		—		—		(20,346)
Risk adjustment		—		—		—		—		—		—		30,498
Others		—		—		—		—		—		—		3,587

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	288,017

38.11.4.2.2 After reinsurance mitigation (cont’d)

Automobile Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,581,086	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	1,958,153	￦	2,103,927	￦	—
2 years		1,594,400		1,621,647		1,753,171		1,861,151		1,985,790		—		—
3 years		1,599,550		1,618,230		1,741,566		1,845,928		—		—		—
4 years		1,602,565		1,609,312		1,733,214		—		—		—		—
5 years		1,596,518		1,603,558		—		—		—		—		—
6 years		1,590,109		—		—		—		—		—		—

Estimated final loss	￦	1,590,109	￦	1,603,558	￦	1,733,214	￦	1,845,928	￦	1,985,790	￦	2,103,927	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,580,312)	￦	(1,588,824)	￦	(1,712,162)	￦	(1,811,664)	￦	(1,929,233)	￦	(1,785,195)	￦	—
Difference between estimated final loss and claim payments.		9,797		14,734		21,052		34,264		56,557		318,732		455,136
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		17,243
Incurred claims over 6 years ago		—		—		—		—		—		—		28,972
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,422
Discount rate effect		—		—		—		—		—		—		(25,708)
Risk adjustment		—		—		—		—		—		—		23,493
Others		—		—		—		—		—		—		695

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	540,253

Long-term Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,947,243	￦	2,171,401	￦	2,514,713	￦	2,664,628	￦	2,932,961	￦	3,270,270	￦	—
2 years		1,954,658		2,138,663		2,492,911		2,691,880		2,940,423		—		—
3 years		1,963,266		2,141,754		2,499,670		2,688,097		—		—		—
4 years		1,970,030		2,145,240		2,487,607		—		—		—		—
5 years		1,970,227		2,122,645		—		—		—		—		—
6 years		1,961,657		—		—		—		—		—		—

Estimated final loss	￦	1,961,657	￦	2,122,645	￦	2,487,607	￦	2,688,097	￦	2,940,423	￦	3,270,270	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,954,871)	￦	(2,110,823)	￦	(2,464,887)	￦	(2,633,216)	￦	(2,796,696)	￦	(2,315,921)	￦	—
Difference between estimated final loss and claim payments.		6,786		11,822		22,720		54,881		143,727		954,349		1,194,285
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		51,640
Incurred claims over 6 years ago		—		—		—		—		—		—		8,799
Incurred claims settled but not yet paid		—		—		—		—		—		—		324,142
Discount rate effect		—		—		—		—		—		—		(29,354)
Risk adjustment		—		—		—		—		—		—		22,645
Others		—		—		—		—		—		—		(1,997)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,570,160

38.11.5 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance risk results of December 31, 2023 and 2024, are as follows:
38.11.5.1 Before reinsurance mitigation

(In millions of Korean won)		December 31, 2023
			Baseline amount		Variance amount		Impact on profit or equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance
		Shock level	Cash flow	CSM	Cash flow	CSM	Profit or loss		OCI
Loss rate	Mortality rate	3.27% increase	￦ 9,779,523	￦ 8,517,921	￦ 69,439	￦ (71,983)	￦	(1,918)	￦	4,461
	Disability/illness (fixed compensation)	3.40% increase			871,358	(875,889)		(54,545)		59,075
	Disability/illness (actual expense compensation)	2.62% increase
	Long-term property/other risks	4.19% increase			32,315	(29,956)		(3,795)		1,437
Lapse rate	Lapse rate (increase)	9.16% increase			492,113	(444,393)		(20,940)		(26,780)
	Lapse rate (decrease)	9.16% decrease			(528,694)	494,597		8,169		25,927
Expense ratio	Expense ratio (level)	2.62% increase			199,053	(206,377)		(10,337)		17,661
	Expense ratio (inflation)	0.26%p

(In millions of Korean won)		December 31, 2024
			Baseline amount		Variance amount		Impact on profit or equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance
		Shock level	Cash flow	CSM	Cash flow	CSM	Profit or loss		OCI
Loss rate	Mortality rate	3.27% increase	￦ 11,808,026	￦ 8,820,482	￦ 79,780	￦ (77,540)	￦	(3,037)	￦	798
	Disability/illness (fixed compensation)	3.40% increase			1,053,006	(949,265)		(85,659)		(18,082)
	Disability/illness (actual expense compensation)	2.62% increase
	Long-term property/other risks	4.19% increase			42,239	(37,387)		(4,875)		22
Lapse rate	Lapse rate (increase)	9.16% increase			522,472	(531,668)		(25,011)		34,207
	Lapse rate (decrease)	9.16% decrease			(566,932)	582,665		20,546		(36,279)
Expense ratio	Expense ratio (level)	2.62% increase			241,473	(221,783)		(16,958)		(2,732)
	Expense ratio (inflation)	0.26%p

38.11.5.2 After reinsurance mitigation

(In millions of Korean won)		December 31, 2023
			Baseline amount		Variance amount		Impact on profit or equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance
		Shock level	Cash flow	CSM	Cash flow	CSM	Profit or loss		OCI
Loss rate	Mortality rate	3.27% increase	￦ 9,520,844	￦ 8,525,926	￦ 69,424	￦ (71,830)	￦	(1,736)	￦	4,142
	Disability/illness (fixed compensation)	3.40% increase			936,787	(944,204)		(44,973)		52,390
	Disability/illness (actual compensation)	2.62% increase
	Long-term property/other risks	4.19% increase			35,024	(32,755)		(3,439)		1,170
Lapse rate	Lapse rate (increase)	9.16% increase			482,098	(433,044)		(21,591)		(27,464)
	Lapse rate (decrease)	9.16% decrease			(517,837)	482,289		9,046		26,502
Expense ratio	Expense ratio (level)	2.62% increase			200,270	(207,666)		(8,772)		16,168
	Expense ratio (inflation)	0.26%p

(In millions of Korean won)		December 31, 2024
			Baseline amount		Variance amount		Impact on profit or equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance
		Shock level	Cash flow	CSM	Cash flow	CSM	Profit or loss		OCI
Loss rate	Mortality rate	3.27% increase	￦ 11,513,781	￦ 8,819,986	￦ 79,663	￦ (77,421)	￦	(2,692)	￦	450
	Disability/illness (fixed compensation)	3.40% increase			1,121,328	(1,015,904)		(71,346)		(34,078)
	Disability/illness (actual compensation)	2.62% increase
	Long-term property/other risks	4.19% increase			45,498	(40,649)		(4,440)		(409)
Lapse rate	Lapse rate (increase)	9.16% increase			512,715	(522,140)		(25,986)		35,411
	Lapse rate (decrease)	9.16% decrease			(556,423)	572,406		21,728		(37,711)
Expense ratio	Expense ratio (level)	2.62% increase			243,000	(223,277)		(14,381)		(5,342)
	Expense ratio (inflation)	0.26%p

38.11.6 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancellation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analyzing remaining maturity of insurance contracts.
38.11.6.1 Maturity structure of insurance contract group and reinsurance contract group as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
Net insurance contract liabilities	￦	1,637,409	￦	(1,369,600)	￦	(1,001,841)	￦	(674,656)	￦	(700,585)	￦	(648,167)	￦	51,524,781	￦	48,767,341
Net reinsurance contract assets		(1,390,791)		(3,892)		11,622		8,801		3,709		(3,614)		446,099		(928,066)

(In millions of Korean won)
	December 31, 2024
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
Net insurance contract liabilities	￦	1,336,553	￦	(1,378,015)	￦	(1,070,191)	￦	(1,095,687)	￦	(781,885)	￦	(1,050,291)	￦	59,564,350	￦	55,524,834
Net reinsurance contract assets		(1,292,222)		(9,362)		(851)		11,504		10,017		20,540		516,029		(744,345)
The net outflow amount is represented as positive numbers, while the net inflow amount is represented as negative numbers.
38.11.6.2 The amount payable upon demand as of December 31, 2023 and 2024, are ￦25,446,211 million and ￦26,374,280 million, respectively.
38.11.7 Credit risk of insurance contract
Credit risk of an insurance contract refers to economic losses in which the reinsurer, the counterparty, is unable to fulfill its contract obligations due to a decline in credit ratings or default or others. Through an internal review, only the insurers rated BBB- or higher of S&P rating or corresponding rating are selected as reinsurance companies.
38.11.7.1 Concentration and credit ratings for top three reinsurance companies as of December 31, 2024, are as follows:

Reinsurance company	Ratio	Credit rating
KOREANRE	36.43%	AA0
MUNICHRE	5.93%	AAA
HISCOX	3.23%	AA+

38.11.7.2 Exposure to credit risk arising from reinsurance contract as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)

December 31, 2023			December 31, 2024
Reference	Amount		Reference	Amount
Reinsurance contract assets	￦	1,633,769	Reinsurance contract assets	￦	1,493,495
Reinsurance contract liabilities		3,842	Reinsurance contract liabilities		21,978
38.11.8 Interest rate risk of insurance contract
The Group measures interest rate risk for insurance contract liabilities exposed to interest rate risk, which include long-term, automobile, and general insurance.
The Group calculates the exposure of insurance contract liabilities for long-term liability for remaining coverage and liability for incurred claims that apply the general model in accordance with IFRS. The interest rate risk exposure as of December 31, 2023 and 2024 is as follows:
38.11.8.1 Status of interest rate risk exposure of insurance contract

(In millions of Korean won)	December 31, 2023		December 31, 2024
Net insurance contract liabilities	￦	22,260,315	￦	24,291,340
Net reinsurance contract assets		1,519,766		1,382,244
Net asset effect	￦	20,740,549	￦	22,909,096
38.11.8.2 Interest rate Sensitivities

(In millions of Korean won)	December 31, 2023
	Equity
	1% increase		1% decrease
Net insurance contract liabilities	￦	2,190,531	￦	(2,714,587)
Net reinsurance contract assets		(33,033)		38,849
Net asset effect	￦	2,157,498	￦	(2,675,738)

(In millions of Korean won)	December 31, 2024
	Equity
	1% increase		1% decrease
Net insurance contract liabilities	￦	2,883,974	￦	(3,493,031)
Net reinsurance contract assets		(47,015)		55,147
Net asset effect	￦	2,836,959	￦	(3,437,884)

38.12 Risk Management of KB Life Insurance Co., Ltd.
38.12.1 Overview of insurance risk
Insurance risk arises from the core activities of an insurance company, particularly the underwriting of insurance contracts and the payment of claims, which may result in greater losses than the Group has anticipated.
The Group manages potential economic loss risks arising from various risk factors associated with life insurance contracts. These risks are categorized into six subcategories: mortality risk, longevity risk, disability/illness risk, long-term property/other risks, termination risk, expense risk, and catastrophic risk. The Group measures these risks individually.
Except for catastrophic risk, which is assessed using a risk coefficient method, all other types of risks are evaluated using shock scenario methods. The definitions of each risks are as follows:

Mortality Risk	Risk of unexpected losses due to premature death compared to the insured’s expectations.

Longevity Risk	Risk of unexpected losses due to delayed death compared to the insured’s expectations.

Disability/Illness Risk	Risk of unexpected losses related to the insured’s disability and illness.

Long-term Property/Other Risks	Risk of unexpected losses related to property, expenses, indemnities, and other collateral in long-term insurance.

Termination Risk	Risk of losses due to unexpected exercise of legal rights or contractual options by policyholders.

Expense Risk	Risk of losses due to fluctuations in future costs and expenditure variations caused by inflation in relation to insurance contract costs.

Catastrophic Risk	Risk of extreme, exceptional losses (e.g., epidemics, major accidents) not considered in mortality risk, etc.
38.12.2 Management of insurance risk
The Group measures and manages insurance risk in accordance with internal models and the K-Insurance Capital Standard (K-ICS).
Insurance risks, excluding catastrophic risk, are managed under K-ICS, as well as being managed under IFRS 17 through sensitivity analysis.
In addition, the Group considers insurance risks inherent in insurance products during the product development stage and continues to measure and mitigate such risks through various methods after the product launch. Risks related to mortality and illness are mitigated through reinsurance. The Group selects appropriate reinsurers based on credit risk assessment and also determines the appropriate level of risk exposure for each reinsurer before making contract with reinsurers. For amounts exceeding pre-determined risk limits, the Group manages risk through facultative reinsurance.

38.12.3 Exposure by risk type
38.12.3.1 Insurance risk exposure
The Group sells life insurance products including death, health, pension, asset-linked, and variable contracts. Along with the sale of various products, the Group also diversifies risk through reinsurance cessions.
Insurance risk exposure of insurance contracts and reinsurance contracts as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2023		December 31, 2024
Insurance contract liabilities	￦	20,356,903	￦	23,706,824
Death		8,785,488		11,313,508
Health		128,659		302,911
Pension		6,351,320		6,682,897
Asset-linked		40,605		38,021
Variable death		1,527,905		1,854,208
Variable pension		3,522,926		3,515,279
Reinsurance contract assets		(41,032)		(40,641)
Death		(30,447)		(29,579)
Health		(9,084)		(10,078)
Compound		(1,501)		(984)
38.12.3.2 Interest rate risk exposure
Interest rate risk exposure of insurance contracts and reinsurance contracts as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2023		December 31, 2024
Insurance contracts	￦	20,356,903	￦	23,706,824
Fixed-rate		10,206,298		13,080,288
Interest rate-linked		5,099,774		5,257,050
Variable		5,050,831		5,369,486
Reinsurance contract assets 1		(41,032)		(40,641)

1	Reinsurance contract assets is the net amount after deducting reinsurance contract liabilities
38.12.3.3 Equity risk exposure
Equity risk exposure of insurance contracts and reinsurance contracts as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2023		December 31, 2024
Variable	￦	5,050,831	￦	5,369,486

38.12.3.4 Foreign exchange risk exposure
Foreign exchange risk exposure of insurance contracts and reinsurance contracts as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2023		December 31, 2024
Foreign currency liability	￦	649,301	￦	707,517
38.12.3.5 Credit risk exposure
Credit risk exposure of reinsurance contracts assets and liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	AAA~AA+		AA~A+		A~BBB+		Under BBB		Unrated		Total
Reinsurance contract assets	￦	2,683	￦	3,228	￦	—	￦	—	￦	—	￦	5,911
Reinsurance contract liabilities		(11,560)		(15,181)		(5,447)		—		—		(32,188)

(In millions of Korean won)	December 31, 2024
	AAA~AA+		AA~A+		A~BBB+		Under BBB		Unrated		Total
Reinsurance contract assets	￦	—	￦	2,401	￦	122	￦	—	￦	—	￦	2,523
Reinsurance contract liabilities		(14,083)		(15,851)		(4,353)		—		—		(34,287)
38.12.4 Reinsurance policy
38.12.4.1 Summary
The purpose of reinsurance transactions is to ensure the Group’s ability to fulfill insurance claim obligations to policyholders and maintain the stability of the Group’s financial structure by ceding contracts that require diversification or risk transfer which could arise from the underwriting of insurance contracts. The Group adheres to the fundamental principle of operating an efficient and stable reinsurance framework by considering the scale of reinsurance transactions, the complexity of reinsurance products, risk exposure levels, profitability, and the credit ratings of reinsurers.
Based on insurance premium, since most of the retained contracts are concentrated in guarantee-type life insurance products, the Group manages insurance risk by securing reinsurance for life insurance policies exceeding a certain coverage amount. Additionally, reinsurance transactions are made when risk mitigation is deemed necessary for specific products or coverages. The Group currently holds contracts with eight reinsurers, and in addition to life insurance, risk for health insurance products such as cancer insurance are mitigated through reinsurance.
As of December 31, 2024, the eight reinsurers contracted by the Group hold credit ratings of AA- or higher, based on the criteria outlined in Annex 22 of the Korean DETAILED REGULATIONS ON SUPERVISION OF INSURANCE BUSINESS, indicating a stable financial position.

38.12.4.2 Concentration on top 5 reinsurers
the status of concentration among the top five reinsurers as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
1	Above AA-		A+ ~ A-		Below BBB+		Others
Reinsurance premiums	￦	16,044	￦	—	￦	—	￦	—
Ratio 2		91.9		—		—		—

(In millions of Korean won)	December 31, 2024
1	Above AA-		A+ ~ A-		Below BBB+		Others
Reinsurance premiums	￦	16,955	￦	—	￦	—	￦	—
Ratio 2		91.7		—		—		—

1
Credit ratings from foreign credit rating agencies are converted to domestic credit ratings based on the criteria outlined in Annex 22 of the Korean DETAILED REGULATIONS ON SUPERVISION OF INSURANCE BUSINESS.

2	The proportion of ceded insurance premiums represents the percentage relative to total insurance premiums.
38.12.4.3 Reinsurance premium by reinsurer group
The status of reinsurance premiums by reinsurer group as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Credit ratings
	Above AA-		A+ ~ A-		BBB+ Below		Others *		Total
Reinsurance premiums	￦	17,455	￦	—	￦	—	￦	—	￦	17,455
Ratio		100.0		—		—		—		100.0

(In millions of Korean won)	December 31, 2024
	Credit ratings
	Above AA-		A+ ~ A-		BBB+ Below		Others *		Total
Reinsurance premiums	￦	18,497	￦	—	￦	—	￦	—	￦	18,497
Ratio		100.0		—		—		—		100.0

*	Others include unrated and non-qualified reinsurers, and are summarized separately based on the reinsurers, insurance types, reasons for cession, and the scale of reinsurance premiums.

38.12.5 Liquidity risk of insurance contracts
Liquidity risk in insurance contracts arises from the increase in maturity refunds due to the concentration of insurance contract maturities at a certain point in time, the excessive increase in surrender refunds due to unexpected mass surrenders, and the increase in insurance payments due to large-scale accidents. Additionally, the Group manages the payment of maturity refunds through the analysis of the maturity of insurance contracts. The maturity structure of insurance liabilities based on net cash flow as of December 31, 2023 and 2024, are as follows.

(In millions of Korean won)
	December 31, 2023
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
Insurance contract	￦	(364,422)	￦	(243,265)	￦	(41,810)	￦	279,853	￦	631,806	￦	4,849,035	￦	12,457,375	￦	38,335,547
Asset portfolio		—		—		—		—		—		—		—		—
Liability portfolio		(364,422)		(243,265)		(41,810)		279,853		631,806		4,849,035		12,457,375		38,335,547
Reinsurance contract		(5,667)		3,095		3,378		2,705		2,413		9,629		17,416		60,794
Asset portfolio		(2,571)		691		908		465		387		744		35		131
Liability portfolio		(3,096)		2,404		2,470		2,240		2,026		8,885		17,381		60,663

(In millions of Korean won)
	December 31, 2024
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
Insurance contract	￦	(53,417)	￦	(69,388)	￦	305,581	￦	603,797	￦	1,255,863	￦	4,958,494	￦	11,992,714	￦	35,343,913
Asset portfolio		—		—		—		—		—		—		—		—
Liability portfolio		(53,417)		(69,388)		305,581		603,797		1,255,863		4,958,494		11,992,714		35,343,913
Reinsurance contract		9,278		1,462		676		1,678		1,705		8,170		16,996		52,162
Asset portfolio		1,445		(121)		(555)		42		108		224		(163)		(351)
Liability portfolio		7,833		1,583		1,231		1,636		1,597		7,946		17,159		52,513
38.12.6 The amount payable upon demand
The Group’s amount payable upon demand for insurance contracts as of December 31, 2023 and 2024, are as follows:

	December 31, 2023				December 31, 2024
	Amount payable upon demand		Book value		Amount payable upon demand		Book value
Insurance contracts	￦	26,949,499	￦	25,968,619	￦	28,595,855	￦	29,100,070
Death		13,007,313		12,105,279		14,296,802		14,593,909
Health		699,541		437,536		766,471		566,979
Pension		7,008,436		6,840,937		7,255,197		7,281,490
Asset-linked		43,654		42,761		40,436		40,232
Variable death		2,382,968		2,885,573		2,439,175		2,945,814
Variable pension		3,807,587		3,656,532		3,797,775		3,671,647

38.12.7 Assumption sensitivity
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty.
The result of sensitivity analysis for the years ended December 31, 2023 and 2024, are as follows:
38.12.7.1 Insurance sensitivity
Before reinsurance mitigation:

(In millions of Korean won)
			December 31, 2023
		Sensitivity	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss		OCI
			Cash flows	CSM	Cash flow	CSM
Loss rate	Morality rate	Increase by 3.27%	20,356,903	5,340,503	￦ 99,036	￦ (96,093)	￦	(281)	￦	(2,662)
	Disability/illness (fixed benefit)	Increase by 3.40%			103,927	(115,007)		(1,690)		12,770
	Disability/illness (indemnity benefit)	Increase by 2.62%			1,276	(335)		(997)		56
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			312,455	(182,674)		(16,334)		(113,447)
	Lapse rate (decrease)	Decrease by 9.16%			(345,011)	207,879		17,988		119,144
Expense ratio	Expense ratio (level)	Increase by 2.62%			90,356	(99,128)		(5,948)		14,720
	Expense ratio (inflation)	0.26%p
After reinsurance mitigation:

(In millions of Korean won)
			December 31, 2023
		Sensitivity	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss		OCI
			Cash flows	CSM	Cash flow	CSM
Loss rate	Morality rate	Increase by 3.27%	20,397,935	5,328,280	￦ 97,345	￦ (93,887)	￦	(253)	￦	(3,205)
	Disability/illness (fixed benefit)	Increase by 3.40%			103,041	(114,075)		(1,541)		12,575
	Disability/illness (indemnity benefit)	Increase by 2.62%			1,221	(297)		(943)		19
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			310,223	(179,825)		(16,182)		(114,216)
	Lapse rate (decrease)	Decrease by 9.16%			(342,600)	204,850		17,836		119,914
Expense ratio	Expense ratio (level)	Increase by 2.62%			90,343	(99,239)		(5,788)		14,684
	Expense ratio (inflation)	0.26%p

1
The sensitivity analysis is on liability for remaining coverage of insurance, and the shock levels of actuarial assumptions are based on supervisory criteria for calculating the risk adjustment (confidence level of 75%).

38.12.7.1 Insurance sensitivity (cont’d)

2	The impact on profit or loss represents the increase in the best estimate liability that exceeds the carrying amount of the contractual service margin due to changes in assumptions.
3	No shocks were applied to the risk adjustment within the fulfillment cash flows.
Before reinsurance mitigation:

(In millions of Korean won)
	December 31, 2024
		Sensitivity 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Morality rate	Increase by 3.27%			￦ 106,984	￦ (97,865)	￦	(589)	￦	(8,530)
	Disability/illness (fixed benefit)	Increase by 3.40%			102,301	(105,373)		(1,108)		4,180
	Disability/illness (indemnity benefit)	Increase by 2.62%			531	(529)		(3)		1
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%	23,706,824	5,143,498	362,584	(268,566)		(20,353)		(73,665)
	Lapse rate (decrease)	Decrease by 9.16%			(412,005)	314,825		17,415		79,765
Expense ratio	Expense ratio (level)	Increase by 2.62%			92,193	(92,815)		(4,889)		5,511
	Expense ratio (inflation)	0.26%p
After reinsurance mitigation:

(In millions of Korean won)
	December 31, 2024
		Sensitivity 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Morality rate	Increase by 3.27%			￦ 105,168	￦ (95,875)	￦	(545)	￦	(8,748)
	Disability/illness (fixed benefit)	Increase by 3.40%			101,554	(104,644)		(1,038)		4,128
	Disability/illness (indemnity benefit)	Increase by 2.62%			511	(508)		(3)		—
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%	23,747,465	5,139,655	360,412	(266,198)		(20,196)		(74,018)
	Lapse rate (decrease)	Decrease by 9.16%			(409,644)	312,241		17,266		80,137
Expense ratio	Expense ratio (level)	Increase by 2.62%			92,186	(92,864)		(4,832)		5,510
	Expense ratio (inflation)	0.26%p

1
The sensitivity analysis is on liability for remaining coverage of insurance, and the shock levels of actuarial assumptions are based on supervisory criteria for calculating the risk adjustment (confidence level of 75%).

38.12.7.1 Insurance sensitivity (cont’d)

2	The impact on profit or loss represents the increase in the best estimate liability that exceeds the carrying amount of the contractual service margin due to changes in assumptions.
3	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.7.2 Interest rate risk

(In millions of Korean won)
	December 31, 2023
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	61,481	￦	2,564,359
	Reinsurance contracts*		(110)		6,246
100bp decrease	Insurance contracts*		(181,638)		(3,561,242)
	Reinsurance contracts*		212		(8,328)

(In millions of Korean won)
	December 31, 2024
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	220,772	￦	3,062,364
	Reinsurance contracts*		(149)		6,480
100bp decrease	Insurance contracts*		(575,881)		(4,227,958)
	Reinsurance contracts*		254		(8,498)

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.7.3 Foreign exchange rate risk

(In millions of Korean won)
	December 31, 2023
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	(63,895)	￦	15,268
	Reinsurance contracts*		(73)		16
100bp decrease	Insurance contracts*		63,895		(15,268)
	Reinsurance contracts*		73		(16)

(In millions of Korean won)
	December 31, 2024
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	(61,733)	￦	14,977
	Reinsurance contracts*		(35)		7
100bp decrease	Insurance contracts*		61,733		(14,977)
	Reinsurance contracts*		35		(7)

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.

38.12.7.4 Stock price risk

(In millions of Korean won)
December 31, 2023
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	(185,135)	￦	—
	Reinsurance contracts*		78		—
100bp decrease	Insurance contracts*		183,555		—
	Reinsurance contracts*		(75)		—

(In millions of Korean won)
December 31, 2024
		Profit or loss (before tax)		OCI (before tax)
100bp increase	Insurance contracts*	￦	(157,555)	￦	—
	Reinsurance contracts*		88		—
100bp decrease	Insurance contracts*		155,996		—
	Reinsurance contracts*		(89)		—

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.8 Claims development tables
Claims development tables of the Group as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Accident year
	2020		2021		2022		2023		2024		Total
Development year
Estimated final loss undiscounted	￦	188,067	￦	180,238	￦	203,710	￦	209,891	￦	212,680	￦	—
Claims paid
Current year		(153,837)		(147,254)		(167,874)		(173,926)		(175,467)		—
After 1 year		(26,840)		(26,346)		(28,097)		(28,181)		—		—
After 2 years		(4,024)		(3,291)		(4,152)		—		—		—
After 3 years		(1,316)		(1,439)		—		—		—		—
After 4 years		(613)		—		—		—		—		—

Total gross cumulative claim payments	￦	(186,630)	￦	(178,330)	￦	(200,123)	￦	(202,107)	￦	(175,467)	￦	—
Difference between estimated final loss and claim payments.		1,437		1,908		3,587		7,784		37,213		51,929
Discount rate effect		—		—		—		—		—		(2,970)
Future claims expense		—		—		—		—		—		90
Incurred claims settled but not yet paid		—		—		—		—		—		163,949
Risk adjustment		—		—		—		—		—		10,988
Reinsurance effects*		—		—		—		—		—		(8,833)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	215,153

38.12.8 Claims development tables (cont’d)

(In millions of Korean won)	December 31, 2024
	Accident year
	2020		2021		2022		2023		2024		Total
Development year
Estimated final loss undiscounted	￦	179,051	￦	203,001	￦	210,219	￦	213,227	￦	229,657	￦	—
Claims paid
Current year		(139,994)		(161,496)		(168,229)		(165,924)		(185,249)		—
After 1 year		(27,947)		(29,568)		(30,338)		(35,275)		—		—
After 2 years		(4,061)		(5,152)		(4,877)		—		—		—
After 3 years		(2,158)		(2,375)		—		—		—		—
After 4 years		(1,796)		—		—		—		—		—

Total gross cumulative claim payments	￦	(175,956)	￦	(198,591)	￦	(203,444)	￦	(201,199)	￦	(185,249)	￦	—
Difference between estimated final loss and claim payments.		3,095		4,410		6,775		12,028		44,408		70,716
Discount rate effect		—		—		—		—		—		(3,471)
Future claims expense		—		—		—		—		—		843
Incurred claims settled but not yet paid		—		—		—		—		—		164,482
Risk adjustment		—		—		—		—		—		10,088
Reinsurance effects*		—		—		—		—		—		(9,879)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	232,779

*	The reinsurance effect is presented as a total amount.